NOTES PAYABLE (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Debt Disclosure [Abstract]
Convertible Promissory Notes	$ 725,000	$ 725,000	$ 725,000
Unamortized discount	(39,000)	(45,000)	(68,000)
Total Notes Payable	$ 686,000	$ 680,000	$ 657,000